Annual Total Returns (Vanguard Growth Index Fund - Signal Shares Participant:) (Vanguard Growth Index Fund, Vanguard Growth Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Annual Total Return
2013	32.37%
2012	17.01%
2011	1.88%
2010	17.11%
2009	36.42%
2008	(38.21%)